                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 033-47473


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
     AMERICAN PATHWAY II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
           POLARIS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
          POLARIS II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        POLARISAMERICA VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
     POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS PROTECTOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
       POLARIS ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS CHOICE II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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                          VARIABLE ANNUITY ACCOUNT ONE
                                SUPPLEMENT TO THE
        ANCHOR ICAP II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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                          VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
   VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 31, 2005

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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
        ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
           SEASONS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        SEASONS SELECT VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
     SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      SEASONS ADVISOR II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                                SUPPLEMENT TO THE
         POLARIS PLUS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS II A-CLASS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
   POLARIS II ASSET MANAGER VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005


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The following replaces the last three paragraphs in the Legal Proceedings section of the prospectus:

        On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Life Assurance Company (the "Company") and AIG SunAmerica Capital Services, Inc. (the "Distributor"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities.

        AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Company and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Separate Accounts through which your variable annuity is funded ("Separate Accounts"). The Company and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

        Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

        As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

        Subject to receipt of permanent relief, the Company believes that the settlements are not likely to have a material adverse effect on the Separate Accounts. Nor does the Distributor believe that the settlements will materially affect its ability to perform distribution services relating to the Separate Accounts.


Date:  February 28, 2006


                Please keep this Supplement with your Prospectus



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